UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX	Nuveen S&P 500 Buy-Write Income Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5% (2)

	Aerospace & Defense – 2.9%

50,341	Arconic, Inc.	$1,159,857
41,239	Boeing Company	13,521,443
8,874	Huntington Ingalls Industries Inc.	2,287,362
21,569	Northrop Grumman Corporation	7,530,169
36,207	Raytheon Company	7,814,195
63,296	United Technologies Corporation	7,963,903
	Total Aerospace & Defense	40,276,929

	Air Freight & Logistics – 0.5%

66,528	United Parcel Service, Inc., Class B	6,962,820

	Airlines – 0.4%

71,888	United Continental Holdings Inc., (3)	4,994,059

	Auto Components – 0.2%

20,894	Cooper Tire & Rubber Company	612,194
67,376	Gentex Corporation	1,550,996
	Total Auto Components	2,163,190

	Automobiles – 0.4%

324,831	Ford Motor Company	3,599,127
35,947	Harley-Davidson, Inc.	1,541,407
2,190	Tesla Inc., (3)	582,825
	Total Automobiles	5,723,359

	Banks – 6.8%

671,300	Bank of America Corporation	20,132,287
184,023	Citigroup Inc.	12,421,553
43,122	Comerica Incorporated	4,136,693
76,490	Fifth Third Bancorp.	2,428,558
108,513	First Horizon National Corporation	2,043,300
245,988	JP Morgan Chase & Co.	27,051,300
20,320	M&T Bank Corporation	3,746,195
156,274	U.S. Bancorp	7,891,837
296,470	Wells Fargo & Company	15,537,993
	Total Banks	95,389,716

	Beverages – 2.0%

266,980	Coca-Cola Company	11,594,941
51,957	Monster Beverage Corporation, (3)	2,972,460
117,626	PepsiCo, Inc.	12,838,878
	Total Beverages	27,406,279

	Biotechnology – 3.2%

118,121	AbbVie Inc.	11,180,153
3,485	Alnylam Pharmaceuticals, Inc., (3)	415,064
60,381	Amgen Inc.	10,293,753
20,370	Biogen Inc., (3)	5,577,713
11,841	BioMarin Pharmaceutical Inc., (3)	959,950
74,331	Celgene Corporation, (3)	6,631,069
105,356	Gilead Sciences, Inc.	7,942,789
9,661	Seattle Genetics, Inc., (3)	505,657

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

11,117	Shire plc, ADR	$1,660,769
	Total Biotechnology	45,166,917

	Building Products – 0.4%

28,365	Allegion PLC	2,419,251
88,587	Masco Corporation	3,582,458
	Total Building Products	6,001,709

	Capital Markets – 2.5%

118,312	Charles Schwab Corporation	6,178,253
31,680	CME Group, Inc.	5,123,923
28,291	Eaton Vance Corporation	1,574,960
32,519	Goldman Sachs Group, Inc.	8,190,235
73,621	Intercontinental Exchange, Inc.	5,338,995
31,797	Legg Mason, Inc.	1,292,548
126,664	Morgan Stanley	6,834,789
17,078	Waddell & Reed Financial, Inc., Class A	345,146
	Total Capital Markets	34,878,849

	Chemicals – 1.9%

4,418	AdvanSix, Inc., (3)	153,658
11,094	Chemours Company	540,389
192,245	DowDuPont, Inc.	12,247,929
32,774	Eastman Chemical Company	3,460,279
50,731	Monsanto Company	5,919,800
25,424	Olin Corporation	772,635
80,712	RPM International, Inc.	3,847,541
	Total Chemicals	26,942,231

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	1,046,871
26,475	Pitney Bowes Inc.	288,313
56,182	Waste Management, Inc.	4,726,030
	Total Commercial Services & Supplies	6,061,214

	Communications Equipment – 1.3%

4,101	ADTRAN, Inc.	63,771
24,808	Ciena Corporation, (3)	642,527
328,765	Cisco Systems, Inc.	14,100,731
5,462	Lumentum Holdings Inc., (3)	348,476
25,883	Motorola Solutions Inc.	2,725,480
3,531	Palo Alto Networks, Inc., (3)	640,947
27,916	Viavi Solutions Inc., (3)	271,344
	Total Communications Equipment	18,793,276

	Consumer Finance – 0.9%

75,394	American Express Company	7,032,752
60,037	Discover Financial Services	4,318,461
35,850	Navient Corporation	470,352
93,115	SLM Corporation, (3)	1,043,819
	Total Consumer Finance	12,865,384

	Containers & Packaging – 0.3%

20,788	Avery Dennison Corporation	2,208,725
21,019	Packaging Corporation of America	2,368,841
5,718	Sonoco Products Company	277,323
	Total Containers & Packaging	4,854,889

	Distributors – 0.1%

20,796	Genuine Parts Company	1,868,313

Shares	Description (1)	Value

	Diversified Financial Services – 2.1%

142,972	Berkshire Hathaway Inc., Class B, (3)	$28,520,055
53,398	Leucadia National Corporation	1,213,737
	Total Diversified Financial Services	29,733,792

	Diversified Telecommunication Services – 2.0%

390,223	AT&T Inc.	13,911,450
47,582	CenturyLink Inc.	781,772
269,870	Verizon Communications Inc.	12,905,183
	Total Diversified Telecommunication Services	27,598,405

	Electric Utilities – 1.4%

76,701	Duke Energy Corporation	5,942,026
86,762	Great Plains Energy Incorporated	2,758,164
57,526	OGE Energy Corp.	1,885,127
76,389	Pinnacle West Capital Corporation	6,095,842
79,505	Southern Company	3,550,693
	Total Electric Utilities	20,231,852

	Electrical Equipment – 0.8%

36,128	Eaton Corporation PLC	2,886,988
59,195	Emerson Electric Company	4,043,019
11,240	Hubbell Inc.	1,368,807
19,742	Rockwell Automation, Inc.	3,439,056
	Total Electrical Equipment	11,737,870

	Electronic Equipment, Instruments & Components – 0.3%

125,399	Corning Incorporated	3,496,124

	Energy Equipment & Services – 0.9%

13,789	Diamond Offshore Drilling, Inc., (3)	202,147
99,917	Halliburton Company	4,690,104
45,801	Patterson-UTI Energy, Inc.	801,976
113,482	Schlumberger Limited	7,351,364
	Total Energy Equipment & Services	13,045,591

	Equity Real Estate Investment Trusts – 2.2%

80,655	Apartment Investment & Management Company, Class A	3,286,691
109,496	Brandywine Realty Trust	1,738,796
34,687	CBL & Associates Properties Inc.	144,645
70,636	CubeSmart	1,991,935
101,090	DCT Industrial Trust Inc.	5,695,411
125,575	Equity Commonwealth, (3)	3,851,385
68,970	Healthcare Realty Trust, Inc.	1,911,159
111,415	Lexington Realty Trust	876,836
55,742	Liberty Property Trust	2,214,630
11,918	Sabra Health Care REIT Inc.	210,353
26,716	Senior Housing Properties Trust	418,373
49,503	Ventas Inc.	2,451,884
58,810	Welltower Inc.	3,201,028
80,210	Weyerhaeuser Company	2,807,350
	Total Equity Real Estate Investment Trusts	30,800,476

	Food & Staples Retailing – 1.2%

111,846	Kroger Co.	2,677,593
81,324	Walgreens Boots Alliance Inc.	5,324,282
101,024	WalMart, Inc.	8,988,105
	Total Food & Staples Retailing	16,989,980

	Food Products – 0.8%

47,542	Lamb Weston Holdings, Inc.	2,767,895
185,795	Mondelez International Inc., Class A	7,753,225
	Total Food Products	10,521,120

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 0.2%

13,073	Atmos Energy Corporation	$1,101,270
23,200	National Fuel Gas Company	1,193,640
	Total Gas Utilities	2,294,910

	Health Care Equipment & Supplies – 2.5%

138,570	Abbott Laboratories	8,303,114
64,582	Baxter International, Inc.	4,200,413
13,397	Halyard Health Inc., (3)	617,334
23,920	Hill-Rom Holdings Inc.	2,081,040
67,993	Hologic Inc., (3)	2,540,219
15,051	Intuitive Surgical, Inc., (3)	6,213,504
130,959	Medtronic, PLC	10,505,531
	Total Health Care Equipment & Supplies	34,461,155

	Health Care Providers & Services – 3.2%

41,244	Aetna Inc.	6,970,236
25,973	Anthem Inc.	5,706,268
25,504	Brookdale Senior Living Inc., (3)	171,132
86,288	CVS Health Corporation	5,367,976
61,516	Express Scripts Holding Company, (3)	4,249,525
44,075	HCA Healthcare Inc.	4,275,275
47,535	Henry Schein Inc., (3)	3,194,827
71,270	UnitedHealth Group Incorporated	15,251,780
	Total Health Care Providers & Services	45,187,019

	Health Care Technology – 0.2%

47,111	Cerner Corporation, (3)	2,732,438

	Hotels, Restaurants & Leisure – 1.7%

51,356	Carnival Corporation	3,367,927
5,428	Domino’s Pizza Inc.	1,267,764
34,368	ILG, Inc.	1,069,188
3,590	Las Vegas Sands Corp.	258,121
32,679	Marriott International, Inc., Class A	4,443,690
76,424	McDonald’s Corporation	11,951,185
9,084	Wynn Resorts Ltd	1,656,558
	Total Hotels, Restaurants & Leisure	24,014,433

	Household Durables – 0.5%

13,039	Garmin Limited	768,388
49,084	KB Home	1,396,440
54,363	Newell Brands Inc.	1,385,169
400	NVR Inc., (3)	1,120,000
15,291	TopBuild Corporation, (3)	1,170,067
1,285	Tupperware Brands Corporation	62,168
11,087	Whirlpool Corporation	1,697,531
	Total Household Durables	7,599,763

	Household Products – 1.5%

101,528	Colgate-Palmolive Company	7,277,527
181,512	Procter & Gamble Company	14,390,271
	Total Household Products	21,667,798

	Industrial Conglomerates – 1.9%

47,999	3M Co.	10,536,741
537,749	General Electric Company	7,248,857
65,868	Honeywell International Inc.	9,518,585
	Total Industrial Conglomerates	27,304,183

	Insurance – 2.5%

50,492	Allstate Corporation	4,786,642
86,956	American International Group, Inc.	4,732,146

Shares	Description (1)	Value

	Insurance (continued)

47,396	Arthur J. Gallagher & Co.	$3,257,527
40,755	CNO Financial Group Inc.	883,161
29,385	FNF Group	1,175,988
65,958	Genworth Financial Inc., Class A, (3)	186,661
74,204	Hartford Financial Services Group, Inc.	3,822,990
2,764	Kemper Corporation	157,548
51,264	Lincoln National Corporation	3,745,348
78,031	Marsh & McLennan Companies, Inc.	6,444,580
41,425	Travelers Companies, Inc.	5,752,276
	Total Insurance	34,944,867

	Internet and Direct Marketing Retail – 3.8%

26,053	Amazon.com, Inc., (3)	37,707,549
3,418	Booking Holdings Inc., (3)	7,110,773
29,451	Netflix.com Inc., (3)	8,698,353
11,216	Qurate Retail Inc. QVC Group, (3)	282,307
	Total Internet and Direct Marketing Retail	53,798,982

	Internet Software & Services – 5.6%

26,791	Akamai Technologies, Inc., (3)	1,901,625
23,112	Alphabet Inc., Class A, (3)	23,970,380
17,079	Alphabet Inc., Class C, (3)	17,621,941
85,625	eBay Inc., (3)	3,445,550
171,300	Facebook Inc., Class A, (3)	27,372,027
10,286	IAC/InterActiveCorp, (3)	1,608,525
26,317	VeriSign, Inc., (3)	3,120,144
	Total Internet Software & Services	79,040,192

	IT Services – 3.4%

7,370	Alliance Data Systems Corporation	1,568,778
39,861	Automatic Data Processing, Inc.	4,523,426
9,010	Black Knight, Inc., (3)	424,371
21,471	Broadridge Financial Solutions, Inc.	2,355,154
53,917	Fidelity National Information Services, Inc.	5,192,207
58,645	International Business Machines Corporation	8,997,902
91,531	PayPal Holdings, Inc., (3)	6,944,457
148,696	Visa Inc., Class A	17,787,016
	Total IT Services	47,793,311

	Leisure Products – 0.1%

50,711	Mattel, Inc.	666,850
7,753	Polaris Industries Inc.	887,874
	Total Leisure Products	1,554,724

	Machinery – 2.0%

46,143	Caterpillar Inc.	6,800,555
20,180	Cummins Inc.	3,270,976
27,031	Deere & Company	4,198,455
33,165	Graco Inc.	1,516,304
21,850	Hillenbrand Inc.	1,002,915
33,984	Ingersoll-Rand PLC	2,905,972
16,893	Parker Hannifin Corporation	2,889,210
10,877	Snap-on Incorporated	1,604,793
24,818	Stanley Black & Decker Inc.	3,802,118
10,383	Timken Company	473,465
	Total Machinery	28,464,763

	Media – 2.5%

51,987	CBS Corporation, Class B	2,671,612
355,115	Comcast Corporation, Class A	12,134,280
32,173	DISH Network Corp., Class A, (3)	1,219,035
61,643	New York Times Company (The), Class A	1,485,596

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Media (continued)

90,019	News Corporation, Class A	$1,422,300
46,679	Omnicom Group, Inc.	3,392,163
127,259	Walt Disney Company	12,781,894
	Total Media	35,106,880

	Metals & Mining – 0.3%

24,264	Barrick Gold Corporation	302,087
53,920	Newmont Mining Corporation	2,106,654
27,776	Nucor Corporation	1,696,836
3,526	Southern Copper Corporation	191,039
	Total Metals & Mining	4,296,616

	Mortgage Real Estate Investment Trusts – 0.0%

10,398	Annaly Capital Management Inc.	108,451

	Multiline Retail – 0.6%

28,794	Dollar Tree Inc., (3)	2,732,551
30,302	Macy’s, Inc.	901,181
20,068	Nordstrom, Inc.	971,492
46,125	Target Corporation	3,202,459
	Total Multiline Retail	7,807,683

	Multi-Utilities – 1.5%

54,853	Ameren Corporation	3,106,325
57,390	Consolidated Edison, Inc.	4,472,977
18,999	NorthWestern Corporation	1,022,146
104,507	Public Service Enterprise Group Incorporated	5,250,432
103,223	WEC Energy Group, Inc.	6,472,082
	Total Multi-Utilities	20,323,962

	Oil, Gas & Consumable Fuels – 4.9%

56,617	Cenovus Energy Inc.	483,509
7,267	Cheniere Energy Inc., (3)	388,421
130,463	Chevron Corporation	14,878,001
123,715	ConocoPhillips	7,335,062
44,565	CNX Resources Corporation, (3)	687,638
3,556	CONSOL Energy Inc., (3)	103,017
41,570	Continental Resources Inc., (3)	2,450,552
130,219	Encana Corporation	1,432,409
278,131	Exxon Mobil Corporation	20,751,354
59,476	Hess Corporation	3,010,675
87,852	Occidental Petroleum Corporation	5,706,866
31,741	ONEOK, Inc.	1,806,698
51,688	Phillips 66	4,957,913
9,755	Suncor Energy, Inc.	336,938
42,524	Valero Energy Corporation	3,944,952
	Total Oil, Gas & Consumable Fuels	68,274,005

	Pharmaceuticals – 4.7%

24,807	Allergan PLC	4,174,770
120,365	Bristol-Myers Squibb Company	7,613,086
76,503	Eli Lilly and Company	5,919,037
178,541	Johnson & Johnson	22,880,029
190,901	Merck & Co. Inc.	10,398,377
407,766	Pfizer Inc.	14,471,615
	Total Pharmaceuticals	65,456,914

	Professional Services – 0.1%

9,803	Manpower Group Inc.	1,128,325

	Road & Rail – 0.8%

9,740	Canadian Pacific Railway Limited	1,719,110

Shares	Description (1)	Value

	Road & Rail (continued)

49,980	Norfolk Southern Corporation	$6,786,284
23,216	Old Dominion Freight Line, Inc.	3,412,056
	Total Road & Rail	11,917,450

	Semiconductors & Semiconductor Equipment – 4.3%

61,032	Analog Devices, Inc.	5,561,846
35,346	Broadcom Inc.	8,329,285
315,944	Intel Corporation	16,454,364
31,154	Lam Research Corporation	6,329,247
48,344	Microchip Technology Incorporated	4,416,708
44,646	NVIDIA Corporation	10,339,567
12,918	NXP Semiconductors NV, (3)	1,511,406
45,403	ON Semiconductor Corporation, (3)	1,110,557
110,361	QUALCOMM, Inc.	6,115,103
	Total Semiconductors & Semiconductor Equipment	60,168,083

	Software – 6.1%

70,580	Activision Blizzard Inc.	4,761,327
47,875	Adobe Systems Incorporated, (3)	10,344,830
26,327	Autodesk, Inc., (3)	3,306,145
24,616	CDK Global Inc.	1,559,177
6,526	Dell Technologies Inc., Class V, (3)	477,768
493,436	Microsoft Corporation	45,035,904
225,796	Oracle Corporation	10,330,167
75,074	salesforce.com, inc., (3)	8,731,106
9,494	ServiceNow Inc., (3)	1,570,782
	Total Software	86,117,206

	Specialty Retail – 2.5%

32,842	American Eagle Outfitters, Inc.	654,541
26,472	Best Buy Co., Inc.	1,852,775
27,160	CarMax, Inc., (3)	1,682,290
22,213	Gap, Inc.	693,046
83,604	Home Depot, Inc.	14,901,577
24,188	L Brands Inc.	924,223
68,078	Lowe’s Companies, Inc.	5,973,845
32,953	Ross Stores, Inc.	2,569,675
17,842	Tiffany & Co.	1,742,450
46,104	TJX Companies, Inc.	3,760,242
	Total Specialty Retail	34,754,664

	Technology Hardware, Storage & Peripherals – 4.3%

326,968	Apple, Inc.	54,858,691
152,670	HP Inc.	3,346,526
32,286	NetApp, Inc.	1,991,723
	Total Technology Hardware, Storage & Peripherals	60,196,940

	Textiles, Apparel & Luxury Goods – 0.4%

10,340	lululemon athletica Inc., (3)	921,501
58,959	VF Corporation	4,370,041
	Total Textiles, Apparel & Luxury Goods	5,291,542

	Thrifts & Mortgage Finance – 0.1%

64,339	MGIC Investment Corporation, (3)	836,407

	Tobacco – 1.4%

140,222	Altria Group, Inc.	8,738,635
105,991	Philip Morris International	10,535,505
22,323	Vector Group Ltd.	455,166
	Total Tobacco	19,729,306

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.0%

41,446	Sprint Corporation, (3)			$202,256
	Total Long-Term Investments (cost $713,610,859)			1,397,079,572

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.7%

	REPURCHASE AGREEMENTS – 3.7%

$51,785	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $51,789,396, collateralized by: $3,165,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $3,089,366; $50,650,000 U.S. Treasury Notes, 2.250%, due 10/31/24, value $49,734,096	0.740%	4/02/18	$51,785,138
	Total Short-Term Investments (cost $51,785,138)			51,785,138
	Total Investments (cost $765,395,997) – 103.2%			1,448,864,710
	Other Assets Less Liabilities – (3.2)% (4)			(45,045,984)
	Net Assets – 100%			$1,403,818,726

Investments in Derivatives

Options Written

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(581)	$(155,417,500)	$2,675	4/06/18	$(862,785)
S&P 500® Index	Call	(582)	(157,140,000)	2,700	4/13/18	(823,530)
S&P 500® Index	Call	(1,210)	(320,650,000)	2,650	4/20/18	(5,015,450)
S&P 500® Index	Call	(571)	(154,170,000)	2,700	4/20/18	(1,099,175)
S&P 500® Index	Call	(554)	(146,810,000)	2,650	5/18/18	(2,704,905)
S&P 500® Index	Call	(580)	(155,150,000)	2,675	5/18/18	(2,760,800)
S&P 500® Index	Call	(567)	(155,925,000)	2,750	5/18/18	(1,057,455)
S&P 500® Index	Call	(595)	(166,600,000)	2,800	5/18/18	(535,500)
Total Options Written (premiums received $23,081,667)		(5,240)	$(1,411,862,500)			$(14,859,600)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,397,079,572	$—	$—	$1,397,079,572

Short-Term Investments:
Repurchase Agreements	—	51,785,138	—	51,785,138

Investments in Derivatives:
Options Written	(14,859,600)	—	—	(14,859,600)
Total	$1,382,219,972	$51,785,138	$—	$1,434,005,110

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$765,930,691
Gross unrealized:
Appreciation	$711,134,818
Depreciation	(28,200,799)
Net unrealized appreciation (depreciation) of investments	$682,934,019

Tax cost of options written	$(14,859,600)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018